Cover	Jun. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38909
Entity Registrant Name	TRILLER GROUP INC.
Entity Central Index Key	0001769624
Entity Tax Identification Number	33-1473901
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1301 N Broadway, STE 98065
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90012
City Area Code	947
Local Phone Number	622-9043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ILLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Title of 12(b) Security	Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Trading Symbol	ILLRW
Security Exchange Name	NASDAQ